UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGMENET INVESTMENT COMPANIES

Investment Company Act file number  811-22386

Excelsior Venture Partners III, LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street, 49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

Robert Conti, Chief Executive Officer and President

Neuberger Berman Management, LLC

605 Third Avenue, 2nd Floor

New York, NY 10158-0180

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-212-476-8800

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

EXCELSIOR

VENTURE PARTNERS III, LLC

INVESTOR REPORT

For the Six Months Ended

April 30, 2016

EXCELSIOR VENTURE PARTNERS III, LLC

For the Six Months Ended April 30, 2016

Excelsior Venture Partners III, LLC

Schedule of Investments

April 30, 2016

Principal Amount/Shares	Private Companies (A),(B),(F),(G)	Acquisition Dates (C)	Cost	Fair Value	% of Net Assets (D)

Liquidating Trusts
Life Sciences
1,999,999	Archemix Liquidating Trust Preferred Series A (H)	08/02 - 11/03	$1,999,999	$-	0.00%
700,000	Archemix Liquidating Trust Preferred Series B (H)	03/04 - 12/05	75,499	-	0.00%
	TOTAL LIQUIDATING TRUSTS - PRIVATE COMPANIES		2,075,498	-	0.00%
Preferred Stocks
Wireless
4,433,333	Ethertronics, Inc. Series B (E)	06/01 - 05/04	6,650,000	10,210,498	41.98%
1,969,205	Ethertronics, Inc. Series C (E)	05/05 - 03/10	2,953,808	4,535,315	18.64%
758,542	Ethertronics, Inc. Series D (E)	03/09	1,137,813	1,747,013	7.18%
556,913	Ethertronics, Inc. Series F (E)	03/16	1,282,637	1,282,637	5.27%
	TOTAL PREFERRED STOCKS - PRIVATE COMPANIES		12,024,258	17,775,463	73.07%

	TOTAL PRIVATE COMPANIES		$14,099,756	$17,775,463	73.07%
	OTHER ASSETS AND LIABILITIES			6,551,067	26.93%
	NET ASSETS			$24,326,530	100.00%

(A)	Non-income producing securities, restricted as to public resale and liquidity.
(B)	Total cost of illiquid and restricted investments at April 30, 2016, aggregated $14,099,756. Total fair value of illiquid and restricted investments at April 30, 2016 was $17,775,463, or 73.07% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	Calculated as fair value divided by the Company’s net assets.
(E)	At April 30, 2016, the Company owned 5% or more of Ethertronics, Inc. voting securities, thereby making Ethertronics, Inc. an affiliate of the Company as defined by the Investment Company Act of 1940, as amended (the “Investment Company Act”). Total fair value of securities of affiliates owned by the Company at April 30, 2016 (including investments in controlled affiliates) was $17,775,463, or 73.07% of net assets.
(F)	The estimated cost of the Private Companies at April 30, 2016, for federal income tax purposes aggregated $14,332,742. The net unrealized appreciation for federal income tax purposes was estimated to be $3,442,721. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $5,751,204 and $2,308,483, respectively.
(G)	All investments are based in the United States.
(H)	In addition to the fair value, Archemix unit holders may receive future amounts and possible milestone based earn outs. Contingent payments are subject to numerous risks and uncertainties, and therefore payments may never be earned.

The accompanying notes are an integral part of these financial statements.

1

Excelsior Venture Partners III, LLC

Statement of Assets, Liabilities and Net Assets

April 30, 2016 (Unaudited)

ASSETS
Unaffiliated issuers, at fair value (Cost $2,075,498)	$-
Non-controlled affliated issuers, at fair value (Cost $12,024,258)	17,775,463
Investments, at fair value (Cost $14,099,756)	17,775,463
Cash and cash equivalents (Note 2)	6,650,937
Other assets	8,960

Total Assets	24,435,360

LIABILITIES
Management fee payable	60,295
Audit fee payable	25,000
Administration service fees payable	17,343
Legal fees payable	3,787
Distribution payable to Members	749
Other payable	1,656
Total Liabilities	108,830
NET ASSETS	$24,326,530

NET ASSETS consist of:
Members’ capital paid-in*	$146,136,782
Members’ capital distributed	(49,518,579)
Accumulated net investment loss	(15,682,728)
Accumulated realized (loss) on investments	(60,284,652)
Accumulated net unrealized appreciation on investments	3,675,707

Total Net Assets	$24,326,530

Units of Membership Interest outstanding (unlimited number of units authorized, no par value)	295,210
NET ASSET VALUE PER UNIT	$82.40

*Members' capital paid-in consists of contributions from Members which are net of offering costs charged to the Members.

The accompanying notes are an integral part of these financial statements.

2

Excelsior Venture Partners III, LLC

Statement of Operations

For the six months ended April 30, 2016 (Unaudited)

INVESTMENT INCOME:
Interest income	$1,969
Total Investment Income	1,969

EXPENSES:
Management fees	127,825
Board of Managers’ fees	34,500
Audit fees	25,000
Legal fees	20,149
Administration service fees	17,343
Insurance expense	15,530
Custody fees	12,464
Other fees	2,554
Total Expenses	255,365
NET INVESTMENT LOSS	(253,396)

NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS (Note 2):
Net realized gain/(loss) on unaffiliated investments	(4,037)
Net change in unrealized appreciation on investments	(4,327,523)
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(4,331,560)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,584,956)

The accompanying notes are an integral part of these financial statements.

3

Excelsior Venture Partners III, LLC

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2016 (Unaudited)	For the Fiscal Year Ended October 31, 2015 (Audited)
OPERATIONS:
Net investment loss	$(253,396)	$(781,677)
Net realized gain/(loss) on unaffiliated investments	(4,037)	(5,631,842)
Net change in unrealized appreciation on investments	(4,327,523)	(11,019,123)
Net change in net assets resulting from operations	(4,584,956)	(17,432,642)

NET ASSETS
Beginning of year	28,911,486	46,344,128
End of year	24,326,530	28,911,486

The accompanying notes are an integral part of these financial statements.

4

Excelsior Venture Partners III, LLC

Statement of Cash Flows
For the six months ended April 30, 2016 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase/(decrease) in Net Assets resulting from operations	$(4,584,956)
Contributions to Private Companies	(1,282,637)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by/(used in) operating activities:
Net change in unrealized appreciation on investments	4,327,523
Changes in assets and liabilities related to operations
(Increase)/decrease in other assets	42,403
Increase/(decrease) in management fee payable	(16,611)
Increase/(decrease) in audit fee payable	(25,000)
Increase/(decrease) in administration service fees payable	17,343
Increase/(decrease) in legal fees payable	(10,962)
Increase/(decrease) in distribution payable to Members	(1,185)
Increase/(decrease) in other payable	1,392
Increase/(decrease) in payable due to purchaser of private funds	(140,254)
Increase/(decrease) in Board of Managers fees payable	(10,500)
Increase/(decrease) in custody fees payable	(3,172)

Net cash provided by (used in) operating activities	(1,686,616)

Net change in cash and cash equivalents	(1,686,616)
Cash and cash equivalents at beginning of period	8,337,553
Cash and cash equivalents at end of period	$6,650,937

The accompanying notes are an integral part of these financial statements.

5

Excelsior Venture Partners III, LLC

Financial Highlights

	Six Months Ended
	April 30, 2016	Fiscal Years Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Unit Operating Performance: (1)

NET ASSET VALUE, BEGINNING OF PERIOD:	$97.94	$156.99	$132.43	$172.08	$123.82	$126.42
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.86)	(2.65)	(3.10)	(2.97)	(3.07)	(3.39)
Net realized and change in unrealized gain/(loss) on investments	(14.68)	(56.40)	29.16	(30.68)	57.08	7.29
Net increase/decrease in net assets resulting from operations	(15.54)	(59.05)	26.06	(33.65)	54.01	3.90
DISTRIBUTIONS TO MEMBERS:
Net decrease in Net Assets due to distributions to Members	-	-	(1.50)	(6.00)	(5.75)	(6.50)
NET ASSET VALUE, END OF PERIOD:	$82.40	$97.94	$156.99	$132.43	$172.08	$123.82
TOTAL NET ASSET VALUE RETURN: (1), (2)	(15.87%)	(37.61%)	19.68%	(19.70%)	45.74%	2.93%

RATIOS TO AVERAGE NET ASSETS:
Net Assets, end of period (000's)	$24,327	$28,911	$46,344	$39,095	$50,798	$36,553
Ratios to average Members’ Equity - Net Assets: (3), (4)
Gross expenses	1.92%	1.92%	2.10%	2.08%	2.47%	2.61%
Net expenses	1.92%	1.92%	2.10%	2.08%	2.47%	2.61%
Net investment loss	(1.90%)	(1.92%)	(2.10%)	(2.08%)	(2.47%)	(2.60%)
Portfolio Turnover Rate (5)	0.02%	0.00%	0.00%	0.72%	0.37%	1.51%

1)	Selected data for a unit of Membership Interest outstanding throughout each period.
2)	Total investment return based on per unit net asset value reflects the effects of changes in net asset value based on the performance of the Company during the period and assumes that distributions, if any, were reinvested at the Company’s net asset value as of the quarter-end immediately following the distribution date. The Company’s units are not traded in any market and, therefore, the market value total investment return is not calculated.
3)	Ratios do not reflect the Company’s proportional share of net investment income (loss) and expenses, including any performance-based fees, of the Private Investment Funds.
4)	Ratios for the six months ended April 30, 2016 are annualized.
5)	Contributions paid to Portfolio Funds are included in the portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

6

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2016 (Unaudited)

Note 1 — Organization

Excelsior Venture Partners III, LLC (the “Company”) is a non-diversified, closed-end management investment company, which commenced operations on April 5, 2001. The Company was organized as a Delaware limited liability company on February 18, 2000. The Company registered its initial offering of units under the Securities Act of 1933, as amended (the “Securities Act”). The duration of the Company is ten years (subject to two Board-approved, 2-year extensions, and any subsequent Member-approved extensions) from the final subscription closing, which occurred on May 11, 2001, at which time the affairs of the Company will be wound up and its assets distributed pro rata to members of the Company (“Members”) as soon as is practicable thereafter. On March 17, 2011, the Company’s Independent Managers (the “Board” or “Independent Managers”) authorized the first extension of the duration of the Company until May 11, 2013. On March 21, 2013 the Company’s Independent Managers authorized a second extension of the duration of the Company until May 21, 2015. On June 26, 2015, the Board, and on August 14 2015, a majority of Members, voted to approve the extension of the term of the Company until July 1, 2017.

Pursuant to the Registration Statement on Form N-2 (File No. 333-30986), which was originally declared effective on September 7, 2000, the Company was authorized to offer an unlimited number of units of membership interest with no par value. The Company sold 295,210 units in a public offering, which closed on May 11, 2001, for gross proceeds totaling $147,605,000. At the time, units of the Company were made available through Charles Schwab & Co., Inc., the Company’s principal distributor.

The Company incurred offering costs associated with the public offering totaling $1,468,218. Net proceeds to the Company from the public offering, after offering costs, totaled $146,136,782.

The Company’s investment objective is to achieve long-term capital appreciation primarily by investing in domestic venture capital and other private companies (“Private Companies”) and, to a lesser extent, domestic and international private funds (“Private Investment Funds”), negotiated private investments in public companies and international direct investments that the Fund’s investment adviser believes to offer significant long-term capital appreciation. Private Companies are companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors. The Company does not have the right to demand that such equity securities be registered under the Securities Act.

Effective August 14, 2015, Merrill Lynch Alternative Investments LLC (“MLAI”), a subsidiary of Bank of America, N.A. that served as the Company’s prior investment adviser, completed a transaction whereby it transferred its management rights to certain funds, including the Company, to certain subsidiaries of Neuberger Berman Group LLC (“NB”). Upon the close of this transaction, the Company’s former investment advisory agreement with MLAI terminated in accordance with its terms and as required under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and Neuberger Berman Management LLC (“NBM”) became the Company’s investment manager and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) became the Company’s sub-adviser. An Investment Advisory Agreement between the Company and NBM, and a Sub-Advisory Agreement between NBM and NBAA with respect to the Company, were approved by Members of the Company at a special meeting held for that purpose on August 14, 2015. Six individuals, formerly of MLAI, joined NB in a similar capacity. Effective December 31, 2015, NBM reorganized into its affiliate Neuberger Berman Investment Advisers LLC (“NBIA” or “Investment Adviser”). The transfer of the Investment Advisory Agreement from NBM to NBIA was approved by the Fund’s Board of Managers on December 18, 2015. NBIA and NBAA are now responsible for the management and operations of the Company, subject to the oversight of the Board of Managers.

Until December 31, 2013, BACA served as investment adviser of the Company. Effective December 31, 2013, Bank of America Capital Advisors LLC (“BACA”) reorganized into its affiliate, MLAI. MLAI assumed all responsibilities for serving as the investment adviser of the Company under the terms of the investment advisory agreement between BACA and the Company. The transfer of the Advisory Agreement from BACA to MLAI was approved by the Company’s Board of Managers on November 25, 2013.

The Board has overall responsibility to manage and supervise the operations of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board has engaged the Investment Adviser and Sub-Adviser to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

7

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2016 (Unaudited)

Note 2 — Significant Accounting Policies and Recent Accounting Pronouncements

A. Basis of Accounting:

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

B. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying FASB ASC Topic 820: Fair Value Measurement (“ASC 820”). Under the modifications, investments eligible to be measured at fair value using net asset value (“NAV”) per share as a practical expedient are no longer included in the fair value hierarchy. ASU 2015-7 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. The adoption of ASU 2015-07 is not expected to have material impact on the Company’s financial statements

C. Valuation of Investments:

The Company computes its net asset value as of the last business day of each fiscal quarter and at such other times as the Sub-Adviser deems appropriate in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Private Companies, Private Investment Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the fair value of the assets held by the Company.  The fair value of the Company’s assets is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.  Generally, the value of each Private Investment Fund will be based primarily upon the value reported to the Company by the Private Investment Fund as of each quarter-end, determined by the Private Investment Fund in accordance with its own valuation policies.  It is expected that most of the Private Investment Funds in which the Company invests will meet the criteria set forth under FASB Certification Topic ASC 820 (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Private Investment Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate net asset value per share or equivalent, an investor may determine fair value by using the net asset value reported to the investor by the underlying investment company. To the extent ASC 820 is applicable to a Private Investment Fund, the Sub-Adviser generally will value the Company’s investment in the Private Investment Fund on a quarterly basis using the practical expedient as of each quarter end, based on the valuation provided to the Sub-Adviser by the Private Investment Fund (or the manager thereof on behalf of the Private Investment Fund) in accordance with the valuation policies of the Private Investment Fund or its manager, as applicable.

The value for securities for which no public market exists is difficult to determine. Generally, such investments will be valued on a fair value basis and in conformity with GAAP. Accordingly, the fair value measurement is determined based on the estimated price a seller would receive in an orderly transaction at the measurement date. For venture capital companies, there are a range of values that are reasonable for such investments at any particular time. Initially, Private Companies are valued based upon their original cost. The original cost valuation will be adjusted based on either a market or appraisal method of valuation. The private market method will only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method will be based upon such inputs affecting the company such as earnings, net worth, reliable private sale prices of the company’s securities, the market prices for similar securities of comparable companies, an assessment of the company’s future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be determined regularly by the Sub-Adviser subject to review and ratification by the Board and, in any event, not less frequently than quarterly.

8

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2016 (Unaudited)

In the case of both Private Investment Funds and Private Companies, because of the inherent uncertainty of valuations, estimated values may differ significantly from the fair values that would have been used had a ready market for the investments existed, and the differences could be material.

At April 30, 2016, market quotations were not readily available for the investments on the Company’s Schedule of Investments which are valued at $17,775,463, or 73.07% of Net Assets. Such securities were valued by the Sub-Adviser, under the supervision of the Board.

FASB ASC 820-10 “Fair Value Measurements and Disclosure” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;
Level 2

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Company generally uses the capital balance reported by the Private Investment Funds as the primary input in its valuation; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations of such interests, any restrictions or illiquidity on such interests, any potential clawbacks by the Private Investment Funds and the fair value of the Private Investment Funds’ investment portfolio or other assets and liabilities.

An individual Private Company’s and Private Investment Fund’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Sub-Adviser. The Company considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market. The categorization of the Private Company and the Private Investment Fund within the hierarchy is based upon the pricing transparency of that Private Company and that Private Investment Fund and does not necessarily correspond to the Company’s perceived risk of that Private Company and that Private Investment Fund.

All of the Company’s investments in the Private Companies and Private Investment Funds have been classified within Level 3, and the Company generally does not hold any investments that could be classified as Level 1 or Level 2, as observable prices are typically not available. The Private Investment Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Private Investment Funds for which there is no active market. The Company’s interests in Private Companies and Private Investment Funds, in the absence of a recent and relevant secondary market transaction, are generally classified as Level 3. Assumptions used by the Company due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the Company’s results of operations and financial condition.

9

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2016 (Unaudited)

The following table presents the investments carried on the Schedule of Investments by level within the valuation hierarchy as of April 30, 2016.

	Level 1	Level 2	Level 3	Total
Investments in Private Companies
Liquidating Trusts	$-	$-	$-	$-
Preferred Stocks	-	-	17,775,463	17,775,463
Totals:	$-	$-	$17,775,463	$17,775,463

Valuation Process for Level 3 Fair Value Measurements

The Sub-Adviser employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular review of key inputs and assumptions, transactional backtesting or disposition analysis to compare unrealized gains and losses to realized gains and losses.

Investment in Private Company	Fair Value at April 30, 2016	Valuation Techniques(1)

Private Company	$17,775,463	Recent Financing Transaction

(1) In determining certain of these inputs, the Sub-Adviser evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. The Sub-Adviser also considers the following unobservable inputs in considering the fair value of its investments: financial information obtained from each portfolio company including unaudited financial statements for the most recent period available as compared to budgeted numbers; current and projected financial condition of the portfolio company; current and projected ability of the portfolio company to service its debt obligations; type and amount of collateral, if any, underlying the investment; current financial ratios applicable to each investment; current liquidity of the investment and related financial ratios; pending debt or capital restructuring of the portfolio company; projected operating results of the portfolio company; current information regarding any offers to purchase the investment; current ability of the portfolio company to raise any additional financing as needed. The Sub-Adviser has determined that market participants would take the inputs into account when valuing the investment. Once the Sub-Adviser has estimated the underlying entity’s business enterprise value, a waterfall analysis of the entity’s capital structure is considered. “LTM” means Last Twelve Months.

The valuation of the Company’s Level 3 investments shown in the table above involve quantitative or qualitative inputs or assumptions that may be unobservable, excluding investments for which fair value is based on unobservable inputs that are not developed by the Sub-Adviser such as the net asset value as reported to the Company by the Private Investment Funds or investments for which fair value is determined by recent, pending or expected transactions without adjustment.

The following table includes a rollforward of the amounts for the six months ended April 30, 2016 for investments classified within Level 3. The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

10

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2016 (Unaudited)

		Early-Stage
	Preferred	Life Sciences
Fair Value Measurements using Level 3 inputs	Stocks	and Technology	Total
Balance as of November 1, 2015	$20,820,349	$-	$20,820,349
Net change in unrealized appreciation/(depreciation) on investments	(4,327,523)	-	(4,327,523)
Contributions	1,282,637	-	1,282,637
Distributions	-	(7)	(7)
Net realized gain/(loss) on investments	-	7	7
Balance as of April 30, 2016	$17,775,463	$-	$17,775,463

The net change in unrealized appreciation/(depreciation) relating to Level 3 investments still held as of April 30, 2016 for Private Companies is $(4,327,523).

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the six months ended April 30, 2016.

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations under Net Realized and Change in Unrealized Gain/(Loss) on Investments.

The Company had investments in preferred stock valued at $17,775,463 at April 30, 2016 based on inputs determined by evaluating a variety of factors including the performance of the Private Companies, macroeconomic conditions, industry and market developments, market valuations for comparable companies and developments specific to the Private Companies, including their capitalization structure and realization opportunities.

D. Cash and Cash Equivalents:

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. At April 30, 2016, the Company held $6,650,937 in cash equivalents. BNY Mellon Investment Servicing Trust Company serves as the Company’s custodian.

E. Use of Estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

F. Security Transactions and Investment Gains and Losses:

Private and Public Companies

Security transactions are recorded on a trade date basis or, in the case of private investments, securities transactions are recorded when the Company has a legal and enforceable right to demand payment. Realized gains and losses on investments sold are recorded on the basis of specific cost. Interest income, adjusted for amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Private Investment Funds

Distributions of cash or in-kind securities from a Private Investment Fund are recorded as a return of capital to reduce the cost basis of the Private Investment Fund until the cost basis reaches zero. Subsequently, any distributions are recorded as realized gains. In-kind securities received from a Private Investment Fund are recorded at fair value. Distributions are recorded when they are received from such Private Investment Fund, as there are no redemption rights with respect to the Private Investment Funds. The Company may also recognize realized losses based upon information received from the Private Investment Fund managers for write-offs taken in the underlying portfolio. Unrealized appreciation/(depreciation) on investments, within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions and expenses of each Private Investment Fund.

11

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2016 (Unaudited)

G. Income Taxes:

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to the individual Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The Company has a tax year end of December 31.

Differences arise in the computation of Members’ capital for financial reporting in accordance with GAAP and Members’ capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Private Investment Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Private Investment Funds. As of April 30, 2016, the Company has not received information to determine the tax cost of the Private Investment Funds. The estimated cost of the Private Companies at April 30, 2016 for federal income tax purposes aggregated $14,332,742. The net unrealized appreciation for federal income tax purposes on the Private Companies at April 30, 2016 was estimated to be $3,442,721. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $5,751,204 and $2,308,483, respectively.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2015, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2012 forward (with limited exceptions). FASB ASC 740-10 “Income Taxes” requires the Sub Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub Adviser reviewed the Company’s tax positions for the open tax years and has concluded that no provision for taxes is required in the Company’s financial statements for the six months ended April 30, 2016. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. For the six months ended April 30, 2016, the Company did not incur any interest or penalties.

H.  Distribution Policy:

Distributions of available cash will be made by the Company at such times and in such amounts as determined by the Board in its sole discretion. Distributions are recorded on the ex-dividend date to Members of record on the record date.

I. Contribution Policy:

Units are issued when contributions are paid. For the six months ended April 30, 2016, no additional units were issued.

J. Restrictions on Transfers:

Limited liability company interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any Interests without the prior written consent of the Board, which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

K. Fees of the Private Investment Funds:

Each Private Investment Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Private Investment Funds. These fees are reflected in the valuations of the Private Investment Funds and are not reflected in the ratios to average net assets in the Financial Highlights of the Company.

12

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2016 (Unaudited)

L. Expenses:

The Company records expenses on an accrual basis. Such accruals require management to make estimates and assumptions that affect the reported amounts, which is consistent with GAAP.

Note 3 — Investment Advisory Fee, Administration Fee and Related Party Transactions

As disclosed in the Company’s registration statement, for the services provided, the Investment Adviser was entitled to receive a management fee at an annual rate equal to 2.00% of the Company’s end of the quarter net assets through the fifth anniversary of the first closing date of April 5, 2001, and 1.00% of net assets thereafter. Effective November 1, 2010, the Company’s management fees are calculated based on average quarterly net assets. This change was made in accordance with the Company’s Advisory Agreement. In prior years, management fees were calculated based on end of quarter net asset value.

As of April 30, 2016, $60,295 was payable to the Investment Adviser for management fees.

Until December 31, 2009, in addition to the management fee, the Investment Adviser was entitled to allocations and distributions equal to the incentive carried interest. The incentive carried interest was an amount equal to 20% of the excess, if any, of the Company’s cumulative realized capital gains on Private Companies, over the sum of (i) cumulative realized capital losses on investments of any type, (ii) cumulative gross unrealized capital depreciation on investments of any type and (iii) cumulative net expenses. As of December 31, 2009, the incentive carried interest was eliminated and could no longer be allocated to the Investment Adviser.

Pursuant to an Administration and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation, and investor services to the Company. In consideration for its services, the Company pays the Administrator a quarterly fee of 0.0325% (0.13% on an annualized basis) of the net assets as of the start of business on the first business day of each calendar quarter. For the six months ended April 30, 2016, the Company incurred administration fees totaling $17,343.

Effective February 1, 2016, the Independent Managers are each paid an annual retainer of $22,000. Until January 31, 2016, the Independent Managers received $10,000 as an annual retainer and the Chairman of the Board received an additional $1,000 annual retainer. Also, each Independent Manager received $2,000 per quarterly meeting attended. In addition, each Independent Manager received $500 per quarterly telephonic meeting and $500 for any other telephonic special meeting. For each audit committee meeting attended, Committee members received $1,500, while the Chairman of the Audit Committee received an additional $1,000 retainer. Each Independent Manager is reimbursed for expenses incurred for attending meetings. No person who is an officer, manager or employee of NBM, or its subsidiaries, who serves as an officer, manager or employee of the Company, receives any compensation from the Company.

Affiliates of the Investment Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Private Investment Funds or the Private Companies in which the Company invests and with companies in which the Private Investment Funds invest.

Note 4 — Purchases and Sales of Securities

The Company’s purchases and proceeds received from the sale of investments and distributions received from Private Investment Funds and Private Companies for the six months ended April 30, 2016 were as follows:

Purchases	Proceeds
$1,282,637	$-

Note 5 — Capital Commitments from Members

As of April 30, 2016, each Member has contributed 100% of its share of the total $147,605,000 in capital commitments to the Company.

13

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2016 (Unaudited)

Note 6 — Transactions with Affiliated Companies

An affiliated company is a company in which the Company has ownership of more than 5% of the voting securities. The Company did not receive dividends from affiliated companies during the six months ended April 30, 2016. Transactions with companies, which are or were affiliates, were as follows:

			For the six months ended April 30, 2016
Non-Controlled Affiliates	Shares/ Principal Amount Held at October 31, 2015	October 31, 2015 Fair Value	Purchases/ Conversion Acquisition	Sales Proceeds/ Conversion	Realized Gain/(Loss)	Shares/ Principal amount held at April 30, 2016	April 30, 2016 Fair Value
Ethertronics, Inc., Series B	4,433,333	$12,889,612	$-	$-	$-	4,433,333	$10,210,498
Ethertronics, Inc., Series C	1,969,205	5,725,328	-	-	-	1,969,205	4,535,315
Ethertronics, Inc., Series D	758,542	2,205,409	-	-	-	758,542	1,747,013
Ethertronics, Inc., Series F	-	-	1,282,637	-	-	556,913	1,282,637

Total		$20,820,349	$1,282,637	$-	$-		$17,775,463

Note 7 — Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Note 8 — Concentrations of Market, Credit and Industry Risk

The Company invests in Private Investment Funds and Private Companies. This portfolio strategy presents a high degree of business and financial risk due to the nature of the Private Companies and the underlying portfolio companies in which Private Investment Funds invest, which may include entities with little operating history, minimal capitalization, or operations in new or developing industries.

The Company may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. However, due to the nature of the Company’s investments in the Private Investment Funds and Private Companies, such risks are limited to the Company’s investment in each Private Investment Fund and Private Company, which is the current value set forth in the Schedule of Investments.

Note 9 — Liquidity Risk

The Company focuses its investments in the securities of domestic venture capital and other private companies and, to a lesser extent, in domestic and international private funds, negotiated private investments in public companies and international direct investments that NBM believes offer significant long-term capital appreciation.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

Note 10 — Subsequent Events

The Company has evaluated all events subsequent to the balance sheet date of April 30, 2016, through the date these financial statements were available to be issued and has determined that there were no other subsequent events that require disclosure.

14

Proxy Voting and Form N-Q (Unaudited)

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company at 212-476-8800 or by accessing the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the six months ended April 30, 2016.

The Company files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The Company’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Company at 212-476-8800.

15

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable.

(b)	Not applicable.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Excelsior Venture Partners III, LLC

By (Signature and Title)* /s/ Robert Conti

Robert Conti, Chief Executive Officer and President

Date  July 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert Conti

Robert Conti, Chief Executive Officer and President

Date  July 8, 2016

By (Signature and Title)* /s/ John M. McGovern

John M. McGovern, Treasurer and Principal Financial and Accounting Officer

Date  July 8, 2016

* Print the name and title of each signing officer under his or her signature.